Income Taxes	12 Months Ended
Mar. 31, 2014
Income Taxes

15. Income taxes:

The components of income (loss) before income taxes comprise the following:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Income (loss) before income taxes:
Parent company and domestic subsidiaries	(177,852)	651,852	1,621,013
Foreign subsidiaries	610,725	751,797	820,067

	432,873	1,403,649	2,441,080

The provision for income taxes consists of the following:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Current income tax expense:
Parent company and domestic subsidiaries	111,363	178,662	634,458
Foreign subsidiaries	144,514	213,016	189,629

Total current	255,877	391,678	824,087

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(57,940)	140,041	(122,898)
Foreign subsidiaries	64,335	19,967	66,619

Total deferred	6,395	160,008	(56,279)

Total provision	262,272	551,686	767,808

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 40.2%, 37.6% and 37.6% for the years ended March 31, 2012, 2013 and 2014, respectively. The statutory tax rates in effect for the year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences which are expected to reverse in the future years. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2012	2013	2014
Statutory tax rate	40.2%	37.6%	37.6%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.7	0.6	2.2
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.7	1.8	1.5
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	9.2	4.1	3.0
Valuation allowance	14.9	1.7	(4.3)
Tax credits	(1.8)	(3.1)	(6.5)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(9.6)	(4.8)	(3.2)
Unrecognized tax benefits adjustments	2.5	0.1	0.0
Other	(1.2)	1.3	1.2

Effective income tax rate	60.6%	39.3%	31.5%

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2013	2014
Deferred tax assets
Accrued pension and severance costs	230,021	179,159
Accrued expenses and liabilities for quality assurances	480,428	523,473
Other accrued employees’ compensation	108,599	126,721
Operating loss carryforwards for tax purposes	160,936	164,070
Tax credit carryforwards	101,251	51,046
Property, plant and equipment and other assets	151,043	213,799
Other	227,596	307,443

Gross deferred tax assets	1,459,874	1,565,711
Less - Valuation allowance	(284,835)	(189,894)

Total deferred tax assets	1,175,039	1,375,817

Deferred tax liabilities
Unrealized gains on securities, net	(388,901)	(608,428)
Undistributed earnings of foreign subsidiaries	(25,713)	(37,556)
Undistributed earnings of affiliated companies accounted for by the equity method	(567,054)	(663,249)
Basis difference of acquired assets	(35,647)	(35,261)
Lease transactions	(650,389)	(776,722)
Other	(66,923)	(91,475)

Gross deferred tax liabilities	(1,734,627)	(2,212,691)

Net deferred tax liability	(559,588)	(836,874)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31,
	2013	2014
Deferred tax assets
Deferred income taxes (Current assets)	749,398	866,386
Investments and other assets - Other	100,199	133,537
Deferred tax liabilities
Other current liabilities	(23,258)	(24,951)
Deferred income taxes (Long-term liabilities)	(1,385,927)	(1,811,846)

Net deferred tax liability	(559,588)	(836,874)

The factors used to assess the likelihood of realization of the deferred tax assets are the future reversal of existing taxable temporary differences, the future taxable income and available tax planning strategies that are prudent and feasible. All available evidence, both positive and negative, is considered to determine whether, based on the weight of that evidence, a valuation allowance is needed for deferred tax assets which are not more-likely-than-not to be realized.

The accounting for deferred tax assets represents Toyota’s current best estimate based on all available evidence. Unanticipated events or changes could result in re-evaluating the realizability of deferred tax assets.

Operating loss carryforwards for tax purposes as of March 31, 2014 in Japan and foreign countries were ¥26,055 million and ¥499,569 million, respectively, and are available as an offset against future taxable income. The majority of these carryforwards in Japan and foreign countries expire in years 2015 to 2023 and expire in years 2015 to 2034, respectively. Tax credit carryforwards as of March 31, 2014 in Japan and foreign countries were ¥37,441 million and ¥13,605 million, respectively, and the majority of these carryforwards in Japan and foreign countries expire in years 2015 to 2016 and expire in years 2015 to 2034, respectively.

The valuation allowance mainly relates to deferred tax assets of operating loss and foreign tax credit carryforwards for tax purposes that are not expected to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2012, 2013 and 2014 consist of the following:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Valuation allowance at beginning of year	280,685	309,268	284,835
Additions	96,754	38,285	23,390
Deductions	(65,566)	(70,986)	(128,928)
Other	(2,605)	8,268	10,597

Valuation allowance at end of year	309,268	284,835	189,894

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2012, 2013 and 2014.

Because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, management has made no provision for income taxes on those undistributed earnings aggregating ¥2,749,938 million as of March 31, 2014. Toyota estimates an additional tax provision of ¥122,731 million would be required if the full amount of those undistributed earnings were remitted.

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2012, 2013 and 2014 is as follows:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Balance at beginning of year	15,453	16,901	22,447
Additions based on tax positions related to the current year	4,187	2,401	310
Additions for tax positions of prior years	10,801	4,339	491
Reductions for tax positions of prior years	(363)	(1,619)	(1,273)
Reductions for tax positions related to lapse of statute of limitations	—	—	—
Reductions for settlements	(12,820)	(2,776)	(3,771)
Other	(357)	3,201	1,189

Balance at end of year	16,901	22,447	19,393

The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was not material at March 31, 2012, 2013 and 2014, respectively. Toyota does not believe it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

Interest and penalties related to income tax liabilities are included in “Other income (loss), net”. The amounts of interest and penalties accrued as of and recognized for the years ended March 31, 2012, 2013 and 2014, respectively, were not material.

Toyota remains subject to income tax examination for the tax returns related to the years beginning on and after April 1, 2007 and January 1, 2000, with various tax jurisdictions in Japan and foreign countries, respectively.